Value of Business Acquired and Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2022
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Value of Business Acquired and Deferred Acquisition Costs	Value of Business Acquired and Deferred Acquisition CostsValue of Business Acquired and Deferred Acquisition CostsValue of Business Acquired and Deferred Acquisition Costs

Changes in the VOBA Balance
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Balance, beginning of period [1]	$479	$565	$586	$696
Amortization - VOBA	(45)	(17)	29	14
Amortization - unlock benefit (charge), pre-tax	(34)	(73)	14	(64)
Adjustments to unrealized gains on fixed maturities, AFS and other	108	4	26	(60)
Balance, end of period	$508	$479	$655	$586
[1]    The beginning balance as of July 1, 2021 differs from the ending balance as of June 30, 2021, due to the application of pushdown accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Expected Remaining VOBA Amortization (Successor Company)
2023	$13
2024	$10
2025	$16
2026	$25
2027	$25

Changes in the DAC Asset (Successor Company)
For the Year Ended December 31, 2022
Balance, beginning of period	$—
Additions	22
Amortization - DAC	—
Amortization - unlock benefit (charge), pre-tax	—
Reinsurance impact	(11)
Balance, end of period	$11